Cover	Jun. 30, 2025
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2025
Current Fiscal Year End Date	--09-30
Entity File Number	001-41362
Entity Registrant Name	Ostin Technology Group Co., Ltd.
Entity Central Index Key	0001803407